SCHEDULE OF ESTIMATED USEFUL LIVES OF ASSETS (Details)	12 Months Ended
Dec. 31, 2023
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Machines and manufacturing equipment [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years
Vehicles [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	6 years 8 months 1 day
ERP system and R&D expenses [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
ERP system and R&D expenses [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	6 years
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years